PENSION PLANS (Tables) (Pension plans)	12 Months Ended
Dec. 30, 2012
Pension plans
Defined Benefit Plan Disclosure [Line Items]
Summary of reconciliation of benefit obligation and plan assets
The following tables set forth the reconciliation of the benefit obligation, plan assets, and the funded status for all of our defined benefit pension plans:

Change in Benefit Obligation	2012	2011

Benefit obligation at beginning of year	$494,943	$452,205
Interest cost	20,127	21,829
Settlements	(2,126)	(967)
Actuarial losses	43,155	52,891
Benefits paid	(39,565)	(31,015)

Benefit obligation at end of year	$516,534	$494,943

Change in Plan Assets

Fair value of plan assets at beginning of year	$256,589	$264,887
Actual return on plan assets	20,146	(4,178)
Employer contributions	27,280	28,152
Settlements	(2,639)	(1,257)
Benefits paid	(39,565)	(31,015)

Fair value of plan assets at end of year	$261,811	$256,589

Funded status at end of year	$(254,723)	$(238,354)

Summary of recognized in balance sheet and accumulated other comprehensive losses before tax

Amounts Recognized in Balance Sheet

Accrued pension liability - current	$(2,058)	$(2,148)
Accrued pension liability - long-term	(252,665)	(236,206)

Total	$(254,723)	$(238,354)

Amounts Recognized in Accumulated Other Comprehensive Losses Before Tax

Net actuarial loss	$51,630	$49,451

Summary of components of net periodic benefit cost	T
Summary of other changes in plan assets and benefit obligations recognized in other comprehensive losses before tax

Other Changes in Plan Assets and Benefit Obligations Recognized in Other Comprehensive Losses Before Tax	2012	2011	2010

Net actuarial loss	$2,179	$18,254	$4,712
Prior service credit recognized	—	—	(593)

Total recognized in other comprehensive losses	2,179	18,254	4,119

Total recognized in net periodic benefit cost and other comprehensive losses	$43,650	$79,188	$9,976

Summary of weighted-average assumptions
Weighted-average Assumptions

Projected benefit obligation	2012	2011	2010
Discount rate	3.65%	4.25%	5.00%

Net periodic benefit cost
Discount rate	4.25%	5.00%	5.80%
Expected long-term rate of return on plan assets	8.00%	8.00%	8.75%

Summary of expected future benefit payments
The benefits expected to be paid in each of the next five fiscal years, and in the aggregate for the five fiscal years thereafter are as follows:

2013	$36,340
2014	31,497
2015	32,758
2016	32,181
2017	34,019
2018-2022	180,877

Summary of changes in fair value of plan assets
The fair values of our qualified defined benefit pension plan assets by asset category at December 30, 2012, and January 1, 2012, are shown in the table below.

	December 30, 2012				January 1, 2012
Asset Category	Total	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3

Cash and cash equivalents	$12,738	$12,738	$—	$—	$178	$178	$—	$—
Equity securities	47,485	47,485	—	—	53,449	53,449	—	—
Commingled equity funds	111,126	70,271	15,312	25,543	107,303	76,150	4,677	26,476
Fixed income securities	693	—	693	—	690	—	690	—
Commingled fixed income funds	28,606	17,554	—	11,052	23,473	12,403	—	11,070
Private equity funds	3,876	—	—	3,876	9,323	—	—	9,323
Hedge funds	57,287	—	—	57,287	45,495	—	—	45,495
Real estate	—	—	—	—	16,678	—	—	16,678

Total	$261,811	$148,048	$16,005	$97,758	$256,589	$142,180	$5,367	$109,042

Summary of changes in plan assets measured at fair value using level 3 inputs
The following table summarizes the changes in plan assets measured at fair value using Level 3 inputs. Realized and unrealized gains and losses in plan assets are reported in other comprehensive income.

	Commingled Equity and Fixed Income	Private Equity Funds	Hedge Funds	Real Estate	Total

Beginning balance at January 1, 2012	$37,546	$9,323	$45,495	$16,678	$109,042
Actual return on plan assets
Assets still held at December 30, 2012	391	—	542	—	933
Assets sold during the period	46	604	—	721	1,371
Purchases, sales, and settlements	(3,104)	(6,051)	11,250	(17,399)	(15,304)
Transfers in and/or out of level 3	1,716	—	—	—	1,716

Ending balance at December 30, 2012	$36,595	$3,876	$57,287	$—	$97,758